Valuation And Qualifying Accounts and Reserves	12 Months Ended
May 31, 2013
Valuation And Qualifying Accounts and Reserves

SCHEDULE II

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves

(In thousands)	Balance at Beginning of Period	Additions Charged to Selling, General and Administrative	Acquisitions (Disposals) of Businesses and Reclassifications			(Deductions) Additions		Balance at End of Period
Year Ended May 31, 2013
Current:
Allowance for doubtful accounts	$26,507	$9,799		$—		$(7,402	)(1)	$28,904

Accrued product liability reserves	$11,736	$5,499		$—	(3)	$(1,653	)(2)	$15,582

Accrued loss reserves	$3,580	$195		$227		$(584	)(2)	$3,418

Noncurrent:
Accrued product liability	$25,206	$7,653		$(3)		$(3,370	)(2)	$29,489

Environmental reserves	$3,952	$(60)		$(227)		$(391	)(2)	$3,274

Year Ended May 31, 2012
Current:
Allowance for doubtful accounts	$27,597	$5,811		$—		$(6,901	)(1)	$26,507

Accrued product liability reserves	$12,973	$6,221		$(699	)(3)	$(6,759	)(2)	$11,736

Accrued loss reserves	$4,357	$(310)		$1,316		$(1,783	)(2)	$3,580

Noncurrent:
Accrued product liability	$27,873	$178		$(2,687	)(3)	$(158	)(2)	$25,206

Environmental reserves	$4,693	$(631)	$			$(110	)(2)	$3,952

Year Ended May 31, 2011
Current:
Allowance for doubtful accounts	$20,525	$10,916	$			$(3,844	)(1)	$27,597

Accrued product liability reserves	$47,811	$(1,430)		$(27,493)		$(5,915	)(2)	$12,973

Accrued loss reserves	$3,084	$2,504	$			$(1,231	)(2)	$4,357

Noncurrent:
Accrued product liability	$4,331	$(57)		$24,968		$(1,369	)(2)	$27,873

Environmental reserves	$4,408	$115	$			$170	(2)	$4,693

(1)	Uncollectible accounts written off, net of recoveries

(2)	Primarily claims paid during the year, net of insurance contributions

(3)	Primarily transfers between current and noncurrent